Dreyfus Brazil Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 11 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Brazil Equity Fund	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
Redemption fee (as a percentage of transaction amount; charged only when selling shares you have owned for less than 60 days)	2.00%		2.00%	2.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Brazil Equity Fund		Class A	Class C	Class I
Management fees		1.25%	1.25%	1.25%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		1.09%	1.16%	1.15%
Total annual fund operating expenses		2.34%	3.16%	2.40%
Fee waiver and/or expense reimbursement		(0.34%)	(0.41%)	(0.65%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1]	2.00%	2.75%	1.75%
[1]	The Dreyfus Corporation has contractually agreed, until January 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75%. On or after January 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Brazil Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	766	1,233	1,724	3,073
Class C	378	936	1,619	3,438
Class I	178	686	1,222	2,687

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Brazil Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	766	1,233	1,724	3,073
Class C	278	936	1,619	3,438
Class I	178	686	1,222	2,687

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.53% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies: (i) that have their registered office in Brazil; (ii) whose principal trading market is in Brazil; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, in Brazil. The fund may invest in the stocks of companies of any size, although it focuses on large and mid-cap companies (generally, with market capitalizations of $2 billion or more at the time of purchase). The fund's sub-investment adviser seeks investment opportunities in companies with sustainable earnings, attractive valuations and high dividend yields that indicate the potential for strong sustainable capital growth. The sub-adviser constructs the fund's portfolio through a combination of quantitative and fundamental bottom-up research, and an understanding of local/regional macroeconomic trends. In selecting securities, the fund's portfolio managers use a three-step investment process consisting of: (1) quantitative analysis, (2) fundamental analysis and (3) portfolio construction.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of concentrating investments in Brazil. The fund's performance will be influenced by political, social and economic factors affecting Brazil. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing accounting and legal standards. Because the fund's investments are concentrated in Brazil, the fund's performance could be more volatile than that of more geographically diversified funds.

As an emerging market, the Brazilian market tends to be more volatile than the markets of more mature economies, and generally has a less diverse and less mature economic structure and a less stable political system than those of developed countries. Certain political, economic, legal and currency risks have contributed to a high level of price volatility in the Brazilian equity and currency markets and could adversely affect investments in the fund. Brazil has historically experienced high rates of inflation and may continue to do so. Inflationary pressures may slow the rate of growth of the Brazilian economy and may lead to further government intervention in the economy, which could adversely affect the fund's investments. Brazil continues to suffer from chronic structural public sector deficits. Unanticipated political or social developments may result in increased volatility in the fund's share price and sudden and significant investment losses.

• Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than the securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q3, 2010: 19.19% Worst Quarter Q3, 2011: -25.57% The year-to-date total return of the fund's Class A shares as of September 30, 2013 was -10.37%.
Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus Brazil Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	0.54%	0.99%	Oct. 01, 2009
Class C	4.86%	2.15%	Oct. 01, 2009
Class I	6.91%	3.10%	Oct. 01, 2009
After Taxes on Distributions Class A	(0.40%)	0.56%
After Taxes on Distributions and Sale of Fund Shares Class A	0.58%	0.71%
Morgan Stanley Capital International® 10/40 Brazil NR Index reflects no deduction for fees, expenses or taxes	2.33%	0.74%	Oct. 01, 2009